Shareholders’ equity - Narrative (Details) € / shares in Units, € in Thousands				6 Months Ended
	Jul. 29, 2026 EUR (€)	Jul. 29, 2025 EUR (€)	Jun. 26, 2025 € / shares	Jun. 30, 2026 EUR (€) vote € / shares shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of reserves within equity [line items]
Total equity (treasury shares)				€ 1,110,907	€ 952,435	€ 1,099,081	€ 982,887
Par value per share (in EUR per share) | € / shares				€ 0.02		€ 0.02
Dividends paid per ordinary share (in EUR per share) | € / shares			€ 0.12
Dividends				€ 32,267	30,491
Zegna NonExecutive Directors
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				71,620
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				302,704,726		302,704,726
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				154,981,350		154,981,350
Number of votes per share | vote				1
Share holding period for conversion				2 years
Special Voting Shares B
Disclosure of reserves within equity [line items]
Number of votes per share | vote				4
Share holding period for conversion				5 years
Special Voting Shares C
Disclosure of reserves within equity [line items]
Number of votes per share | vote				9
Share holding period for conversion				10 years
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				33,815,338		34,464,296
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares) | shares						34,464,296
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves				€ 92,788		€ 92,788		€ 162,066
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves				21,459		21,459
Share capital
Disclosure of reserves within equity [line items]
Total equity (treasury shares)				9,154	9,154	9,154	9,154
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Total equity (treasury shares)				(281,795)	(405,129)	(287,203)	(418,345)
Retained earnings
Disclosure of reserves within equity [line items]
Total equity (treasury shares)				730,996	683,994	739,625	668,731
Dividends				32,267	30,491
Total equity attributable to shareholders of the Parent Company
Disclosure of reserves within equity [line items]
Total equity (treasury shares)				1,037,670	885,350	€ 1,031,011	€ 916,120
Dividends		€ 30,000		€ 32,267	€ 30,491
Total equity attributable to shareholders of the Parent Company | Major ordinary share transactions
Disclosure of reserves within equity [line items]
Dividends	€ 32,000